SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

In addition to the information disclosed elsewhere in the financial statements, there are the following subsequent events:

Issuance of Senior Preferred Shares

On January 7, 2022, the Company issued 12,307,692 Senior Preferred Shares to Joy Capital with the proceeds of RMB63,726 (US$10,000) at a subscription price equal to US$0.8125 per share under the Investment Agreement that was entered on April 15, 2021. See “Note 15 - Senior Preferred Shares”.

U.S. State Class Action

On January 9, 2022, the Company reached an agreement in principle to settle the claims that have been or could be asserted on behalf of the Notes Class that is not being released pursuant to the Cayman Noteholder Scheme of Arrangement (or otherwise) (the “State Class Settlement”). The State Class Settlement is contingent on the negotiation and execution of a stipulation of settlement, customary approvals by the Board of Trustees of the named plaintiff, and approval of the state court. See “Note 21. Commitment and Contingencies - (b) legal proceedings – U.S. Class Action”.

Effectiveness of the Restructuring

On January 31, 2022, the Company announced that (i) the Restructuring Effective Date occurred on January 28, 2022; (ii) on the Restructuring Effective Date (a) the Notes were cancelled; and (b) the Company issued the Scheme Consideration to all eligible Scheme creditors and the Holding Period Trustee (as applicable), in accordance with the terms of the Scheme.

As of January 28, 2022, in aggregate, the Company has issued Scheme Consideration totaling US$245,455 of cash, US$109,855 of 9.00% Series B Senior Secured Notes due 2027 (the “New Notes”) and 9,235,902 ADSs representing 73,887,216 class A ordinary shares. On April 4, 2022, pursuant to the top-up mechanism under the Scheme, the Company issued 291,699 ADSs representing 2,333,592 class A ordinary shares to Scheme creditors. The New Notes represent the Company’s only offshore debt securities. See “Note 13- Convertible Senior Notes”

Satisfaction Notice from SEC

On February 3, 2022, the Company received a Notice of Satisfaction of Penalty Provision of the Final Judgment (the “Satisfaction Notice”) on SEC Penalty of US $180,000 from SEC who acknowledges the Company that the final distribution plan was not objectionable to the SEC, and proof of cash payments of at least US $180,000 made by the Company and distributed to its security holders has been provided to the Commission. Accordingly, the Company has satisfied the penalty provisions of the Final Judgment and no outstanding balance of penalty shall be paid to SEC.

Dismissal of Provisional Liquidation

On March 7, 2022, the Company announced that pursuant to an order of the Grand Court of the Cayman Islands dated February 25, 2022 (the “Discharge Order”), the winding up petition (as amended) in respect of the Company has been dismissed and the “light-touch” JPLs of the Company have been discharged from their duties effective on March 4, 2022, bringing the Company’s provisional liquidation to a successful close.

The Discharge Order was made following a consensual application by the relevant parties, and after the Company’s previously announced successful restructuring of the Notes by way of the Scheme in the Cayman Islands.

22.  SUBSEQUENT EVENTS (CONTINUED)

Closing of Chapter 15 Case

In addition, with the Company’s support and coordination, the JPLs filed a final report with the U.S. Bankruptcy Court on March 4, 2022. The final report confirmed that the purpose of the JPLs’ appearance in the U.S. Bankruptcy Court was complete, and requested entry of an order closing the Chapter 15 Case. The U.S. Bankruptcy Court granted this relief and entered an order closing the Chapter 15 Case on April 8, 2022.